Fair Value Measurements - Additional information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Deferred debt issuance cost	$ 5,700,000	$ 6,200,000
Restricted cash	0	0
FairValueAssetsLevel1ToLevel2TransferAmount	$ 0	$ 0
Estimated market participant rate	8.66%
Interest rate swap contracts
Fair Value Measurements
Weighted average remaining terms	1 year 4 months 24 days	1 year 9 months 18 days
Interest rate swap contracts | Minimum
Fair Value Measurements
Notional amount per contract	$ 14,400,000	$ 2,600,000
Fixed interest rate	0.71%	0.71%
Interest rate swap contracts | Maximum
Fair Value Measurements
Notional amount per contract	$ 29,300,000	$ 30,700,000
Fixed interest rate	2.90%	2.90%